Fair Value Measurements and Marketable Securities - Summary of Marketable Securities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 1,399	$ 4,498
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	1,399	4,498
Commercial Paper [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,399	4,498
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 1,399	$ 4,498